Share Based Payment - Additional Information (Detail)	12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2012 Independent Directors Compensation Plan USD ($)	Dec. 31, 2012 Common Stock USD ($)	May 31, 2011 Ordinary Shares Independent Directors Compensation Plan	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Jan. 31, 2010 Stock Plan 1999 HKD	Sep. 01, 1999 Stock Plan 1999	Dec. 31, 2012 Stock Plan 1999 USD ($) Y	Dec. 31, 2011 Stock Plan 1999 USD ($)	Dec. 31, 2010 Stock Plan 1999 USD ($)	Apr. 30, 2010 Stock Plan 1999 Minimum USD ($)	Apr. 30, 2010 Stock Plan 1999 Minimum HKD	Dec. 31, 2012 Stock Plan 1999 Minimum	Apr. 30, 2010 Stock Plan 1999 Maximum USD ($)	Apr. 30, 2010 Stock Plan 1999 Maximum HKD	Dec. 31, 2012 Stock Plan 1999 Maximum	Aug. 04, 2010 Stock Incentive Plan 2010	Dec. 31, 2012 Stock Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees												12.00%										10.00%
Service Vesting condition for awards																		3 years			4 years		4 years
Share based awards expiration period																		10 years			15 years
Return Period of Awards in case of cessation of employment and violation of certain provisions													2 years
Percent of awards vest													10.00%
Percent of awards vest													20.00%
Percent of awards vest													40.00%
Percent of awards vest													30.00%
Contractual life of stock options													10
Number of Option Outstanding	9,526,853	[1]	9,874,672	[1]							1,739,500
Weighted average exercise price of options	$ 8.76		$ 7.21								2.59
Weighted Average remaining contractual term of options outstanding											7 years 2 months 19 days
Exercise price of vested options																$ 0.13	1		$ 0.64	5
Share based Compensation expense	7,149,000		7,170,000		5,075,000	6,000							0	0	325,000
Share Based Awards Contractual Life																							10 years
Aggregate intrinsic value of options	42,458,000		29,373,000		20,342,000
Unrecognized Share based compensation	15,722,000
Recognition period for cost related to options	2 years 4 months 10 days
Stock Issued during the period for options exercised	2,199,817	[1]					2,074,400
Proceeds from exercise of options	$ 16,681,000		$ 5,981,000		$ 310,000		$ 12,792,000
Suboptimal exercise factor					1.5				1.5	2.5
Dividend yield									8.35%	11.15%
Share issued in period								704

[1]	Included both Class A and Class B ordinary shares.